Fair Values of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Mortgage loans held for sale measured at fair value, net gain (loss)	$ 60	$ 84	$ 33
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	532	555
Other guarantees carrying value	$ 263	$ 192
Minimum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	92.00%
Weighted Average [Member]
Fair Value Disclosures [Abstract]
Assumed credit valuation adjustment as percentage of derivative contract fair value	1.00%